EXHIBIT 99.1

Item 4 and Item 5 REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 www.GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS
Board of Directors and Management of
First Investors Financial Services, Inc.
5757 Woodway Dr., Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

Credit Suisse Securities (USA) LLC
Eleven Madison Ave.
New York, NY 10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the "Seller") solely to assist you in verifying the accuracy of certain amounts disclosed in the First Investors Auto Owner Trust 2016-1 Offering Memorandum (the "Offering Memorandum"). First Investors Financial Services, Inc.’s management is responsible for the completeness, accuracy and reliability of the information disclosed in the Offering Memorandum. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purposes.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

We performed the procedures enumerated below and noted no exceptions with respect to the testing in 2. below. The agreed-upon procedures we performed are as follows:

1.	Obtain from the Seller an electronic file (the "Data File") of information for certain loans (the "Loans") which the Seller represents is as of the close of business on December 31, 2015.

2.
The 40 automobile receivables noted in Exhibit A were selected for us by Credit Suisse Securities (USA) LLC from the December 31, 2015 Data File.  We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions:

● Loan number
● Original amount financed
● First payment date (scheduled)
● Original term to maturity
● Monthly payment
● Interest rate
● Vehicle type (new/used)
● State (borrower)

3.
We confirmed that each of the loans in the selection of loans as of December 31, 2015 are included in the Data Tape as of January 31, 2016, with the exception of loans with customer numbers 4802773, 5882568, 4858833, 5838024, 5846167 and 4834412 that were not included in the Data Tape as of January 31, 2016.

We were not engaged to and did not conduct an examination or review of the Offering Memorandum, the objective of which is the expression of an opinion or limited assurance on the financial information or a part thereof.  Accordingly, we do not express such an opinion or limited assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Boards of Directors and management of First Investors Financial Services, Inc., Wells Fargo Securities, LLC and Credit Suisse Securities (USA) LLC and is not intended to be and should not be used by anyone other than these specified parties.

/s/ GRANT THORNTON LLP

Houston, Texas
February 3, 2016

EXHIBIT A

	File Date	Customer Number	Loan Number

1	31-Dec-15	5908249	[Redacted]
2	31-Dec-15	5888805	[Redacted]
3	31-Dec-15	4802773	[Redacted]
4	31-Dec-15	5923016	[Redacted]
5	31-Dec-15	5900923	[Redacted]
6	31-Dec-15	5922729	[Redacted]
7	31-Dec-15	5906359	[Redacted]
8	31-Dec-15	5883368	[Redacted]
9	31-Dec-15	5879663	[Redacted]
10	31-Dec-15	5858527	[Redacted]
11	31-Dec-15	5917547	[Redacted]
12	31-Dec-15	5903372	[Redacted]
13	31-Dec-15	5882568	[Redacted]
14	31-Dec-15	5837984	[Redacted]
15	31-Dec-15	5921770	[Redacted]
16	31-Dec-15	5913991	[Redacted]
17	31-Dec-15	4858833	[Redacted]
18	31-Dec-15	5865878	[Redacted]
19	31-Dec-15	4834412	[Redacted]
20	31-Dec-15	5892856	[Redacted]
21	31-Dec-15	5910666	[Redacted]
22	31-Dec-15	5836127	[Redacted]
23	31-Dec-15	5850235	[Redacted]
24	31-Dec-15	5889407	[Redacted]
25	31-Dec-15	5887054	[Redacted]
26	31-Dec-15	5894670	[Redacted]
27	31-Dec-15	5887344	[Redacted]
28	31-Dec-15	5876719	[Redacted]
29	31-Dec-15	5838669	[Redacted]
30	31-Dec-15	5858139	[Redacted]
31	31-Dec-15	5838024	[Redacted]
32	31-Dec-15	5922984	[Redacted]
33	31-Dec-15	5903307	[Redacted]
34	31-Dec-15	5898010	[Redacted]
35	31-Dec-15	5877055	[Redacted]
36	31-Dec-15	5856448	[Redacted]
37	31-Dec-15	5916200	[Redacted]
38	31-Dec-15	5846167	[Redacted]
39	31-Dec-15	5911359	[Redacted]
40	31-Dec-15	5836259	[Redacted]